Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 04, 2014	Nov. 03, 2014 $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 02, 2014	Mar. 17, 2014 USD ($) $ / shares	Mar. 17, 2014 CNY (¥)	Mar. 16, 2013 $ / shares
ADS
Convertible Senior Notes
ADS ratio to ordinary shares		5				0.20
Ordinary shares, par value							$ 0.001
Notes
Convertible Senior Notes
Aggregate principal amount of convertible notes							$ 632,500	¥ 4,097,209
Interest rate (as a percent)			1.50%		1.50%		1.50%	1.50%
Redemption price due to fundamental change as percentage of principal amount			100.00%	100.00%
Net proceeds from the Notes offering			$ 617,191	¥ 3,998,040
Discounts to initial purchaser			14,231		¥ 92,186
Debt issuance costs			$ 1,078	¥ 6,983
Notes | ADS
Convertible Senior Notes
ADS ratio to ordinary shares							0.2	0.2
Conversion ratio	4.9693	49.693
Conversion price per $1,000 of principal amount		$ 20.124							$ 201.24